Summary of Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 8,485	$ 7,937	$ 7,357
Assets exclusive of assets under vehicle programs	5,911	5,832	5,119
Assets under vehicle programs	11,058	10,452	10,099
Long-Lived Assets	2,366	2,228	1,635
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	5,471	5,030	4,637
Assets exclusive of assets under vehicle programs	3,859	3,729	3,094
Assets under vehicle programs	8,428	7,791	7,329
Long-Lived Assets	1,481	1,281	723
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,014	2,907	2,720
Assets exclusive of assets under vehicle programs	2,052	2,103	2,025
Assets under vehicle programs	2,630	2,661	2,770
Long-Lived Assets	$ 885	$ 947	$ 912